Leases (Details) - Schedule of Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of lease liabilities [Abstract]
Current portion	$ 474,011	$ 285,354
Long-term portion	1,428,368	959,116
Total lease liabilities	$ 1,902,379	$ 1,244,470